19. Trade payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade Payables Tables Abstract
Trade payables
		12.31.18	12.31.17
Non-current
Customer guarantees		140,968	148,349
Customer contributions		112,324	118,095
Funding contributions - substations		32,925	89,262
Total Non-current		286,217	355,706

Current
Payables for purchase of electricity - CAMMESA		4,080,310	4,499,302
Provision for unbilled electricity purchases - CAMMESA		7,828,458	6,715,431
Suppliers		2,426,016	1,995,697
Advance to customer		196,485	220,111
Customer contributions		15,288	27,706
Discounts to customers		37,372	55,182
Funding contributions - substations		17,215	12,380
Related parties	35.d	7,833	51,711
Total Current		14,608,977	13,577,520